Long Term Debts	12 Months Ended
Dec. 31, 2022
Long Term Debts [Abstract]
LONG TERM DEBTS
Note 12:-	Long term DEBTS

a. Long term liabilities to banks and others are comprised of the following as of the below dates:

	Linkage	Interest	January 1,	December 31,
	basis	rate	2021	2021	2022
		%
Loans from banks and others(1)	NIS	2.1 – 5	$23,466	$17,388	$12,161
Bank loans(2)	USD	2.1 + SOFR-SOFR+2.25	-	15,000	36,408
Other long term debts	JPY	1.9	88	68	61
			$23,554	$32,456	$48,630
Less current maturities	NIS, USD		(10,202)	(12,301)	(18,218)
			$13,352	$20,155	$30,412

b. Maturity dates:

	January 1,	December 31,
	2021	2021	2022
First year (Current maturities)	$10,202	$12,301	$18,218
Second year	6,572	10,891	10,043
Third year	6,484	4,462	9,818
Fourth year	148	4,203	5,000
Fifth year and thereafter	148	599	5,551
Total	$23,554	$32,456	$48,630

On March 31, 2022, the Company obtained a loan in the amount of $ 25,000 from an Israeli bank. The principal amount of the loan is payable in five equal annual installments with the final payment due on March 31, 2027 and bears a fixed interest rate of SOFR + 2.25% per annum. The interest is paid on a quarterly basis.

c. Financial Covenants:

Under the terms of the Loan, the Company has undertaken to maintain the following financial covenants, as they will be expressed in its consolidated financial statements, as described:

a.	Total equity attributable to Magic Software Enterprises shareholders shall not be lower than $ 100,000 at all times;

b.	The Company’s consolidated cash and cash equivalent and marketable securities available for sales shall not be less than $ 10,000;

c.	The ratio of the Company’s consolidated total financial debts to consolidated total assets will not exceed 50%;

d.	The ratio of the Company’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1; and

e.	The Company shall not create any pledge on all of its property and assets in favor of any third party without the financial institution’s consent.

As of December 31, 2022, the Company was in compliance with the financial covenants.

On March 27, 2023, the Company entered into a loan agreement with an Israeli bank, pursuant to which, the Company borrowed $20,000 for a four-year term (the “Bank Loan”). The Bank Loan will mature on March 27, 2027, and will be repaid in four (4) equal annual instalments of $6,052 (including interest) starting March 27, 2024. The Bank Loan bears interest at the rate SOFR + 3.38%. The Bank Loan, which may be prepaid under certain circumstances, is subject to various financial covenants which mainly consist of the following:

(1)	This is comprised of a loan obtained by the Company on November 2016 in the amount of $ 31,356. The loan is linked to the New Israel Shekel, and was obtained from an Israeli financial institution (“the Loan”). The principal amount of the loan is payable in seven equal annual installments with the final payment due on November 2, 2023 and bears a fixed interest rate of 2.60% per annum, payable in two semi-annual payments.
(2)	On June 1, 2021, the Company obtained a loan in the amount of $ 15,000 from an Israeli bank. The principal amount of the loan is payable in eight equal semi-annual installments with the final payment due on December 1, 2025 and bears a fixed interest rate of SOFR + 2.1% per annum, payable in two semi-annual payments.

a.	Our equity will not be lower than $150 million (one hundred fifty million U.S. Dollars at all times);

b.	The ratio of the total financial debts less cash to total assets will not exceed 30%;

c.	The ratio of the total financial debts less cash and short-term deposits to the annual EBITDA will not exceed 3.25 to 1;

To date, the Company is in full compliance with the financial covenants of the Bank Loan.